Shareholders' equity - Perpetual subordinated notes (Details) - EUR (€) € in Millions		6 Months Ended
	Feb. 26, 2026	Jun. 30, 2026
Shareholders' equity
Redemption of perpetual subordinated notes		€ 0
Perpetual subordinated note issued, 3.79%, callable from February 2031
Shareholders' equity
Issuance of perpetual subordinated notes	€ 1,500
Interest rate (as percent)	3.79%